Shareholders' Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands	Feb. 17, 2021	Jan. 18, 2016 USD ($) $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Stock issued during period, value, issued for services | $		$ 17,559,663
Common stock, no par value | $ / shares		$ 0	$ 0	$ 0
Reverse stock split ratio	1.138974